Variable Interest Entities (Tables)	12 Months Ended
Nov. 30, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of Variable Interest Entities
The following table presents information about our consolidated VIEs (in millions). The assets and liabilities in the table below are presented prior to consolidation and thus a portion of these assets and liabilities are eliminated in consolidation.

	November 30, 2021		November 30, 2020
	Secured Funding Vehicles	Other	Secured Funding Vehicles	Other

Cash (1)	$3.8	$—	$—	$1.2
Financial instruments owned, at fair value	173.1	146.4	—	5.2
Securities purchased under agreements to resell (2)	3,697.1	—	2,908.9	—
Receivables (3)	626.8	40.6	510.6	12.9
Other (4)	114.6	—	46.4	0.1
Total assets	$4,615.4	$187.0	$3,465.9	$19.4

Financial instruments sold, not yet purchased, at fair value	$—	$109.1	$—	$2.5
Other secured financings (5)	4,521.6	—	3,425.0	—
Other liabilities (6)	46.6	75.3	1.8	0.4
Total liabilities	$4,568.2	$184.4	$3,426.8	$2.9
(1)Approximately $0.7 million of the cash amounts at November 30, 2020 represent cash on deposit with related consolidated entities and are eliminated in consolidation.
(2)Securities purchased under agreements to resell primarily represent amounts due under collateralized transactions on related consolidated entities, which are eliminated in consolidation.
(3)Approximately $1.2 million of receivables at November 30, 2021 are with related consolidated entities, which are eliminated in consolidation.
(4)Approximately $56.5 million and $9.7 million of the other assets amount at November 30, 2021 and 2020, respectively, represent intercompany receivables with related consolidated entities, which are eliminated in consolidation.
(5)Approximately $36.7 million and $138.2 million of the other secured financings at November 30, 2021 and 2020, respectively, are with related consolidated entities, which are eliminated in consolidation.
(6)Approximately $75.3 million and $0.3 million of the other liabilities amounts at November 30, 2021 and 2020, respectively, represent intercompany payables with related consolidated entities, which are eliminated in consolidation.
The following tables present information about our variable interests in nonconsolidated VIEs (in millions):

	Carrying Amount		Maximum Exposure to Loss	VIE Assets
	Assets	Liabilities
November 30, 2021
CLOs	$582.2	$2.0	$2,557.1	$10,277.5
Asset-backed vehicles	281.9	—	359.3	3,474.6
Related party private equity vehicles	27.1	—	37.8	78.9
Other investment vehicles	1,111.5	—	1,201.6	15,101.4
Total	$2,002.7	$2.0	$4,155.8	$28,932.4

November 30, 2020
CLOs	$60.7	$0.2	$642.7	$6,849.1
Asset-backed vehicles	251.6	—	377.2	2,462.7
Related party private equity vehicles	19.0	—	30.0	53.0
Other investment vehicles	899.9	—	1,042.9	15,735.5
Total	$1,231.2	$0.2	$2,092.8	$25,100.3